INTANGIBLE ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
INTANGIBLE ASSETS [Abstract]
INTANGIBLE ASSETS

NOTE 6. - INTANGIBLE ASSETS

Significant components of intangible assets at June 30, 2012 and December 31, 2011 consist primarily of:

	2012	2011
	(Unaudited)
Distribution rights in Brazil	$750,000	$750,000
Less: Accumulated amortization	(206,250)	(168,750)
Net distribution rights	543,750	581,250

Pure Guild brand rights	159,086	106,666
Less: Accumulated amortization	(70,400)	(57,600)
Net brand right	88,686	49,066

	$632,436	$630,316

Brazilian distribution rights - During 2009, the Company issued 3,000,000 shares of common stock to a Brazilian distributor in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction was valued at $0.25 per share. The Company, through its exclusive distributor and former joint venture partner, is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 3nd quarter of 2012. $37,500 and $75,000 was amortized during Q212-YTD and 2011, respectively. During, the 3 rd quarter of 2011, due to the costs involved, the Company entered into agreement with its former joint venture partner, whereby the former joint venture partner agreed to provide all required financing in exchange for 100% ownership of the joint venture. The Company retained its distribution rights.

Pure Guild brand rights - During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,666 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement.

During Q212-QTR, We acquired the remaining 50% ownership of the Pure Guild brand from our customer/supplier in exchange for purchasing their Pure Guild brand inventory which amounted to $52,420. The exclusive supplier agreement was cancelled however we intend to promote the brand through our existing distributor network, accordingly we will modify the amortization term of Pure Guild brand rights to 10 years. We will continue our annual impairment evaluation. $12,800 and $25,600 has been amortized during Q212-YTD and 2011, respectively.

The Company will continue to amortize its distribution rights over the remaining life of the agreements as follows:

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750
	$37,500	$75,000	$75,000	$75,000	$281,250	$543,750

NOTE 6. - INTANGIBLE ASSETS

Significant components of intangible assets at December 31, 2011 and 2010 consist primarily of:

	2011	2010
Distribution rights	$750,000	$750,000
Less amortization of distribution rights	(168,750)	(93,750)
Net distribution rights	581,250	656,250

Pure Guild brand rights and supplier agreement	106,667	106,666
Less amortization of brand rights and supplier agreement	(57,600)	(32,000)
Net brand rights and supplier agreement	49,067	74,666
	$630,317	$730,916

Distribution rights - During 2009, the Company issued 3,000,000 shares of common stock to a Brazilian distributor in exchange for a 10 year exclusive distribution agreement in Brazil. The transaction is valued at $0.25 per share. The Company, though a joint venture with its exclusive distributor, is currently developing a generic Minoxidil product along with appropriate packaging for the Brazilian market, which is planned for introduction in the 2nd quarter of 2012. $75,000 was amortized during 2011. During, the 3 rd quarter of 2011, due to the costs involved, the Company entered into agreement with its joint venture partner, whereby the joint venture partner agreed to provide all required financing in exchange for 100% ownership of the joint venture. The Company retains its distribution rights.

Pure Guild brand rights and supplier agreement - During the 3rd quarter of 2009, we were approached by a customer/distributor to develop a private label brand of premium products and associated packaging materials. The Pure Guild brand of products was the result. As part of this project we obtained a 50% interest in the Pure Guild brand and the permanent exclusive rights to manufacture the Pure Guild products. In exchange for these rights, we provided $106,667 of product representing approximately 70% the initial stocking order. The value of these rights is being amortized over 5 years the basic term of the agreement. $25,600 was amortized during 2011.

The Company will continue to amortize its brand and distribution rights over the remaining life of the agreements as follows:

	2012	2013	2014	2015	Beyond	Total
Distribution Rights:
Brazil (exclusive)	$75,000	$75,000	$75,000	$75,000	$281,250	$581,250
Pure Guild	21,333	21,333	6,401	--	--	49,067
	$96,333	$96,333	$81,401	$75,000	$281,250	$630,317